Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 134	€ 126
Commercial mortgage-backed securities	[1]	4	6
Mortgage and other asset-backed securities	[1]	29	26
Corporate, sovereign and other debt securities	[1]	101	94
Equity securities	[1]	71	95
Derivatives [Abstract]
Credit	[1]	149	155
Equity	[1]	212	164
Interest related	[1]	286	340
Foreign exchange	[1]	53	65
Other	[1]	147	106
Loans [Abstract]
Loans	[1]	472	504
Loan commitments	[1]	0	0
Other	[1]	0	0
Total	[1]	1,522	1,556
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	80	90
Commercial mortgage-backed securities	[1]	4	6
Mortgage and other asset-backed securities	[1]	27	28
Corporate, sovereign and other debt securities	[1]	49	56
Equity securities	[1]	52	67
Derivatives [Abstract]
Credit	[1]	94	125
Equity	[1]	172	138
Interest related	[1]	153	173
Foreign exchange	[1]	12	12
Other	[1]	106	73
Loans [Abstract]
Loans	[1]	179	320
Loan commitments	[1]	0	0
Other	[1]	0	0
Total	[1]	€ 847	€ 999

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.